Annual Total Returns	Sep. 30, 2020
Eaton Vance Atlanta Capital Focused Growth Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Eaton Vance Atlanta Capital Focused Growth Fund | Class A
Bar Chart Table:
2011	(5.96%)
2012	17.64%
2013	26.85%
2014	8.40%
2015	2.55%
2016	3.15%
2017	27.09%
2018	8.55%
2019	38.09%
2020	26.95%
Eaton Vance Atlanta Capital Select Equity Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Eaton Vance Atlanta Capital Select Equity Fund | Class A
Bar Chart Table:
2013	29.30%
2014	11.35%
2015	2.57%
2016	5.61%
2017	19.48%
2018	(0.63%)
2019	38.13%
2020	15.54%
Eaton Vance Atlanta Capital SMID-Cap Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Eaton Vance Atlanta Capital SMID-Cap Fund | Class A
Bar Chart Table:
2011	5.44%
2012	13.91%
2013	35.72%
2014	4.90%
2015	9.46%
2016	10.96%
2017	24.42%
2018	(5.57%)
2019	34.10%
2020	10.95%